UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-07458

Tweedy, Browne Fund Inc.
(Exact name of registrant as specified in charter)

One Station Place, 5th Floor

Stamford, CT 06902
(Address of principal executive offices) (Zip code)

Elise M. Dolan

Tweedy, Browne Company LLC

One Station Place, 5th Floor

Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code:  203-703-0600

Date of fiscal year end: March 31

Date of reporting period: December 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Tweedy, Browne Global Value Fund

Portfolio of Investments

December 31, 2018 (Unaudited)

Shares		Value*

	COMMON STOCKS—90.5%

	Canada—1.3%
89,692	E-L Financial Corp., Ltd.	$49,111,919
1,489,895	National Bank of Canada	61,142,638

		110,254,557

	Chile—1.4%
11,604,531	Antofagasta plc	115,752,677

	China—2.5%
778,577	Baidu Inc., Sponsored ADR(a)	123,482,312
1,446,655	Sina Corp.(a)	77,598,574

		201,080,886

	Czech Republic—0.0%(b)
2,800	Philip Morris CR a.s.	1,751,080

	France—15.7%
11,392,920	Bollore SA	45,583,141
865,012	Cie Generale des Etablissements Michelin	85,731,887
6,011,377	CNP Assurances	127,267,087
3,798,080	Safran SA	457,620,924
5,957,840	SCOR SE	268,340,492
2,706,412	Tarkett SA	54,203,729
4,749,815	Total SA	250,744,709

		1,289,491,969

	Germany—6.4%
3,639,033	Axel Springer SE	205,417,876
1,747,030	Henkel AG & Company, KGaA	171,251,998
647,607	Krones AG	49,970,818
42,354	KSB AG	13,459,855
377,440	Muenchener Rueckversicherungs AG	82,216,320

		522,316,867

	Hong Kong—1.1%
26,265,000	Emperor Entertainment Hotel Ltd.	4,964,933
5,639,882	Great Eagle Holdings Ltd.	24,131,767
15,995,508	Hang Lung Group Ltd.	40,737,792
434,500	Jardine Strategic Holdings Ltd.	15,950,495
59,000	Miramar Hotel & Investment	114,845
2,561,000	Tai Cheung Holdings Ltd.	2,499,063

		88,398,895

	Italy—0.8%
144,268	Buzzi Unicem SpA	2,477,911
4,763,086	SOL SpA(c)	59,240,467

		61,718,378

	Japan—1.6%
2,111,900	Ebara Corporation	47,564,188
1,359,500	Honda Motor Company Ltd.	35,866,315
57,600	Konishi Company Ltd.	865,719
1,433,800	NGK Spark Plug Company Ltd.	28,645,943
164,400	Nippon Kanzai Company Ltd.	2,864,994
193,700	Shizuoka Gas Company Ltd.	1,504,192
1,801,700	Zeon Corp.	16,520,168

		133,831,519

Shares		Value*

	Mexico—0.4%
516,608	Coca-Cola Femsa SA de CV, Sponsored ADR(d)	$31,430,431

	Netherlands—6.8%
3,138,711	Heineken Holding NV	264,615,030
7,484,098	Royal Dutch Shell plc, Class A	219,488,939
1,369,620	Unilever NV, CVA	74,244,245

		558,348,214

	Singapore—4.5%
11,470,201	DBS Group Holdings Ltd.	199,361,014
9,208,541	United Overseas Bank Ltd.	165,996,957

		365,357,971

	South Korea—3.8%
319,975	Chokwang Paint Ltd.	1,872,591
150,900	Daegu Department Store Company Ltd.	1,190,106
144,547	Hankook Tire Worldwide Company Ltd.	2,150,457
210,000	Hyundai Mobis Company Ltd.	35,759,097
1,414,581	Hyundai Motor Company	150,231,088
131,339	Kangnam Jevisco Company Ltd.	2,942,709
1,876,411	Kia Motors Corporation	56,672,388
815,800	LG Corporation	51,106,309
132,553	Samchully Company Ltd.	10,810,471

		312,735,216

	Spain—0.3%
4,296,817	Mediaset España Comunicacion SA	26,966,238

	Sweden—0.0%(b)
63,360	Cloetta AB, B Shares	173,661

	Switzerland—14.9%
218,165	Coltene Holding AG	18,656,228
3,558,380	Nestle SA, Registered	288,049,020
80	Neue Zuercher Zeitung(a)	413,877
3,252,936	Novartis AG, Registered	277,314,609
68,178	Phoenix Mecano AG(c)	34,787,517
1,271,096	Roche Holding AG	313,841,313
429,703	Tamedia AG	45,986,677
801,975	Zurich Insurance Group AG	238,444,789

		1,217,494,030

	Taiwan—0.0%(b)
665,100	Lumax International Corp., Ltd.	1,352,401
365,000	Thinking Electronic Industrial Company Ltd.	897,745

		2,250,146

	Thailand—1.1%
14,171,579	Bangkok Bank Public Company Ltd., NVDR	88,354,746

	United Kingdom—18.1%
2,434,770	Babcock International Group plc	15,172,737
12,793,526	BAE Systems plc	74,820,896
7,991,510	CNH Industrial NV	71,695,021
5,387,483	Daily Mail & General Trust plc, Class A	39,453,408
7,801,388	Diageo plc	277,705,487
35,925,011	G4S plc	90,112,215
9,290,881	GlaxoSmithKline plc	176,450,772
20,438,901	HSBC Holdings plc	168,393,554

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Global Value Fund

Portfolio of Investments

December 31, 2018 (Unaudited)

Shares		Value*

	United Kingdom (continued)
752,280	Imperial Brands plc	$22,774,008
5,273,360	Inchcape plc	37,039,380
16,803,140	Lookers plc	19,773,939
22,594,000	Standard Chartered plc	175,329,532
2,706,685	Unilever plc	141,628,866
16,040,607	Vertu Motors plc	7,201,296
15,483,000	WPP plc	166,941,438

		1,484,492,549

	United States—9.8%
590,251	AGCO Corp	32,859,273
75,488	Alphabet Inc., Class A(a)	78,881,940
75,695	Alphabet Inc., Class C(a)	78,390,499
14,503	American National Insurance Company	1,845,362
396,719	Avnet, Inc.	14,321,556
1,306,916	Bank of New York Mellon Corporation/The	61,516,536
433	Berkshire Hathaway Inc., Class A(a)	132,498,000
301	Berkshire Hathaway Inc., Class B(a)	61,458
4,567,023	Cisco Systems, Inc.	197,889,107
583,045	ConocoPhillips	36,352,856
1,090,760	Halliburton Company	28,992,401
860,002	Johnson & Johnson	110,983,258
291,523	Phillips 66	25,114,706

		799,706,952

	TOTAL COMMON STOCKS (Cost $5,393,822,776)	7,411,906,982

	PREFERRED STOCKS—0.5%

	Chile—0.4%
10,000,000	Embotelladora Andina SA	32,275,937

	Croatia—0.1%
166,388	Adris Grupa d.d.	10,706,219

Shares		Value*

	Germany—0.0%(b)
103,830	Villeroy & Boch AG	$1,528,762

	TOTAL PREFERRED STOCKS (Cost $34,220,102)	44,510,918

	REGISTERED INVESTMENT COMPANY—2.9%
239,475,425	Dreyfus Treasury Securities Cash Management – Institutional Shares (Cost $239,475,425)	239,475,425

Face Value

	U.S. TREASURY BILL—3.7%
$300,000,000	2.572%(e) due 01/17/2019(d) (Cost $299,718,667)	299,718,667

INVESTMENTS IN SECURITIES (Cost $5,967,236,970)	97.6%		7,995,611,992
UNREALIZED APPRECIATION ON FORWARD CONTRACTS (Net)	2.4		194,668,329
OTHER ASSETS AND LIABILITIES (Net)	(0.0	)(b)	(997,344)

NET ASSETS	100.0%		$8,189,282,977

*	See Note 1 in Notes to Portfolio of Investments.
(a)	Non-income producing security.
(b)	Amount represents less than 0.1% of net assets.
(c)	“Affiliated company” as defined by the Investment Company Act of 1940. See Note 1.
(d)	All or a portion of this position has been segregated to cover certain open forward contracts. At December 31 2018, liquid assets totaling $156,313,209 have been segregated to cover such open forward contracts.
(e)	Rate represents annualized yield at date of purchase.

Abbreviations:
ADR	—	American Depositary Receipt
CVA	—	Certificaaten van aandelen (Share Certificates)
NVDR	—	Non Voting Depository Receipt

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Global Value Fund

Sector Diversification

December 31, 2018 (Unaudited)

Sector Diversification	Percentage of Net Assets

COMMON STOCKS:
Insurance	11.0%
Pharmaceuticals, Biotechnology & Life Sciences	10.7
Capital Goods	10.6
Banks	10.5
Beverage	6.9
Energy	6.8
Food	6.2
Media	5.9
Automobiles & Components	4.8
Technology Hardware & Equipment	2.9
Internet Software & Services	2.9
Materials	2.4
Household & Personal Products	2.1
Software & Services	1.5
Commercial Services & Supplies	1.3
Real Estate	0.8
Retailing	0.8
Diversified Financials	0.8
Transportation	0.6
Tobacco	0.3
Health Care Equipment & Services	0.2
Electronic Equipment & Instruments	0.2
Utilities	0.2
Consumer Services	0.1

Total Common Stocks	90.5
Preferred Stocks	0.5
Registered Investment Company	2.9
U.S. Treasury Bill	3.7
Unrealized Appreciation on Forward Contracts (Net)	2.4
Other Assets and Liabilities (Net)	(0.0	)(a)

Net Assets	100.0%

(a) Amount represents less than 0.1% of net assets

Portfolio Composition

December 31, 2018 (Unaudited)

Schedule of Forward Exchange Contracts

December 31, 2018 (Unaudited)

Contracts		Counter- party	Settlement Date	Contract Value on Origination Date	Value 12/31/18*	Unrealized Appreciation (Depreciation)
FORWARD EXCHANGE CONTRACTS TO BUY(a)
200,000,000	Chinese Yuan	BNY	03/11/19	$28,628,686	$29,104,490	$475,804
365,000,000	Norwegian Krone	JPM	01/17/19	44,166,618	42,185,659	(1,980,959)

TOTAL				$72,795,304	$71,290,149	$(1,505,155)

FORWARD EXCHANGE CONTRACTS TO SELL(a)
56,000,000	Canadian Dollar	NTC	08/27/19	$(43,134,225)	$ (41,203,405)	$1,930,820
17,000,000	Canadian Dollar	NTC	09/04/19	(13,200,808)	(12,509,965)	690,843
28,000,000	Canadian Dollar	NTC	10/01/19	(21,821,129)	(20,614,599)	1,206,530
26,000,000	Canadian Dollar	NTC	12/23/19	(19,538,148)	(19,170,587)	367,561
27,000,000	Canadian Dollar	SSB	12/23/19	(20,167,013)	(19,907,917)	259,096
8,000,000,000	Chilean Peso	SSB	03/11/19	(13,320,013)	(11,537,116)	1,782,897
14,500,000,000	Chilean Peso	JPM	12/17/19	(21,106,259)	(20,910,474)	195,785
540,000,000	Chinese Yuan	BNY	03/11/19	(83,337,192)	(78,582,123)	4,755,069
375,000,000	Chinese Yuan	JPM	04/01/19	(58,193,669)	(54,568,808)	3,624,861
100,000,000	Chinese Yuan	SSB	09/11/19	(14,445,231)	(14,549,377)	(104,146)
165,000,000	Chinese Yuan	SSB	10/15/19	(23,691,579)	(24,005,826)	(314,247)
345,000,000	Chinese Yuan	SSB	11/25/19	(49,391,553)	(50,192,372)	(800,819)
250,000,000	Chinese Yuan	JPM	11/29/19	(35,732,152)	(36,371,169)	(639,017)
120,000,000	European Union Euro	NTC	01/17/19	(147,300,000)	(137,378,008)	9,921,992
100,000,000	European Union Euro	JPM	03/18/19	(127,049,200)	(115,069,545)	11,979,655
120,000,000	European Union Euro	NTC	03/20/19	(153,406,800)	(138,107,650)	15,299,150
125,000,000	European Union Euro	SSB	04/01/19	(158,507,500)	(144,013,301)	14,494,199

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Global Value Fund

Schedule of Forward Exchange Contracts

December 31, 2018 (Unaudited)

Contracts		Counter- party	Settlement Date	Contract Value on Origination Date	Value 12/31/18*	Unrealized Appreciation (Depreciation)
FORWARD EXCHANGE CONTRACTS TO SELL(a) (continued)
80,000,000	European Union Euro	BNY	05/03/19	$(99,976,000)	$(92,422,756)	$7,553,244
100,000,000	European Union Euro	NTC	05/07/19	(124,848,000)	(115,568,294)	9,279,706
100,000,000	European Union Euro	BNY	05/10/19	(123,450,000)	(115,598,198)	7,851,802
70,000,000	European Union Euro	BNY	10/07/19	(84,084,000)	(81,972,205)	2,111,795
80,000,000	European Union Euro	SSB	11/05/19	(94,296,000)	(93,918,089)	377,911
200,000,000	European Union Euro	SSB	11/18/19	(235,233,000)	(235,060,185)	172,815
100,000,000	European Union Euro	NTC	11/25/19	(118,400,500)	(117,601,552)	798,948
65,000,000	European Union Euro	SSB	11/25/19	(76,227,710)	(76,441,009)	(213,299)
30,000,000	European Union Euro	SSB	11/29/19	(35,337,060)	(35,292,728)	44,332
50,000,000	European Union Euro	NTC	12/23/19	(58,628,250)	(58,944,131)	(315,881)
85,000,000	Great Britain Pound Sterling	JPM	02/25/19	(121,325,345)	(108,557,724)	12,767,621
85,000,000	Great Britain Pound Sterling	NTC	02/25/19	(121,312,000)	(108,557,724)	12,754,276
50,000,000	Great Britain Pound Sterling	NTC	03/18/19	(70,296,250)	(63,921,743)	6,374,507
60,000,000	Great Britain Pound Sterling	JPM	03/20/19	(85,302,000)	(76,713,432)	8,588,568
20,000,000	Great Britain Pound Sterling	SSB	04/24/19	(29,048,000)	(25,613,384)	3,434,616
35,000,000	Great Britain Pound Sterling	NTC	05/03/19	(49,608,300)	(44,842,336)	4,765,964
85,000,000	Great Britain Pound Sterling	BNY	05/08/19	(119,068,000)	(108,928,351)	10,139,649
75,000,000	Great Britain Pound Sterling	BNY	05/29/19	(102,682,500)	(96,207,995)	6,474,505
75,000,000	Great Britain Pound Sterling	SSB	06/10/19	(101,506,125)	(96,262,219)	5,243,906
75,000,000	Great Britain Pound Sterling	NTC	07/15/19	(101,130,000)	(96,417,557)	4,712,443
85,000,000	Great Britain Pound Sterling	SSB	08/19/19	(111,121,775)	(109,445,052)	1,676,723
450,000,000	Japanese Yen	JPM	02/14/19	(4,216,211)	(4,116,168)	100,043
3,500,000,000	Japanese Yen	JPM	03/05/19	(32,734,755)	(32,064,901)	669,854
3,000,000,000	Japanese Yen	BNY	03/20/19	(27,894,003)	(27,522,047)	371,956
2,500,000,000	Japanese Yen	BNY	03/25/20	(23,310,023)	(23,664,679)	(354,656)
1,900,000,000	Japanese Yen	SSB	06/08/20	(17,690,052)	(18,095,688)	(405,636)
250,000,000	Mexican Peso	BNY	03/20/19	(12,714,881)	(12,537,809)	177,072
400,000,000	Mexican Peso	NTC	11/29/19	(18,617,207)	(19,223,611)	(606,404)
365,000,000	Norwegian Krone	JPM	01/17/19	(45,870,983)	(42,185,659)	3,685,324
60,000,000	Singapore Dollar	NTC	03/11/19	(45,616,449)	(44,091,564)	1,524,885
80,000,000	Singapore Dollar	JPM	05/07/19	(60,896,704)	(58,881,016)	2,015,688
75,000,000	Singapore Dollar	JPM	05/29/19	(56,475,904)	(55,236,434)	1,239,470
40,000,000	Singapore Dollar	SSB	06/10/19	(30,108,012)	(29,469,764)	638,248
80,000,000	Singapore Dollar	JPM	06/17/19	(60,537,268)	(58,951,588)	1,585,680
22,000,000	Singapore Dollar	SSB	08/27/19	(16,242,995)	(16,244,764)	(1,769)
25,000,000	Singapore Dollar	SSB	10/01/19	(18,455,633)	(18,478,465)	(22,832)
50,000,000	Singapore Dollar	JPM	12/17/19	(36,743,092)	(37,038,615)	(295,523)
50,000,000	Singapore Dollar	SSB	01/03/20	(36,797,174)	(37,057,197)	(260,023)
100,000,000,000	South Korean Won	JPM	02/19/19	(92,988,655)	(89,773,083)	3,215,572
85,576,000,000	South Korean Won	SSB	03/04/19	(80,003,740)	(76,862,184)	3,141,556
40,000,000,000	South Korean Won	SSB	10/01/19	(36,215,482)	(36,279,713)	(64,231)
100,000,000	Swiss Franc	NTC	03/20/19	(109,650,325)	(102,210,517)	7,439,808
65,000,000	Swiss Franc	NTC	04/01/19	(70,841,212)	(66,517,663)	4,323,549
30,000,000	Swiss Franc	NTC	06/17/19	(31,649,242)	(30,934,304)	714,938
90,000,000	Swiss Franc	BNY	08/27/19	(94,300,084)	(93,454,368)	845,716
65,000,000	Swiss Franc	BNY	11/18/19	(67,107,165)	(68,052,328)	(945,163)
100,000,000	Swiss Franc	BNY	11/25/19	(104,569,696)	(104,768,874)	(199,178)
80,000,000	Swiss Franc	JPM	11/25/19	(82,584,908)	(83,815,099)	(1,230,191)
70,000,000	Swiss Franc	JPM	11/29/19	(73,057,454)	(73,367,438)	(309,984)
60,000,000	Swiss Franc	SSB	11/29/19	(62,662,531)	(62,886,375)	(223,844)
33,000,000	Swiss Franc	BNY	12/23/19	(34,446,764)	(34,670,405)	(223,641)
80,000,000	Swiss Franc	JPM	12/23/19	(83,168,729)	(84,049,467)	(880,738)
825,000,000	Thai Baht	JPM	05/24/19	(25,967,894)	(25,453,790)	514,104
900,000,000	Thai Baht	BNY	06/17/19	(28,391,167)	(27,790,950)	600,217
500,000,000	Thai Baht	JPM	06/24/19	(15,698,587)	(15,443,177)	255,410
640,000,000	Thai Baht	BNY	09/04/19	(19,713,538)	(19,819,711)	(106,173)

TOTAL				$(4,724,161,805)	$(4,527,988,321)	$196,173,484

Unrealized Appreciation on Forward Contracts (Net)						$194,668,329

* See Note 1 in Notes to Portfolio of Investments.

(a) Primary risk exposure being hedged against is currency risk.

Counterparty Abbreviations:

BNY	—	The Bank of New York Mellon
JPM	—	JPMorgan Chase Bank NA
NTC	—	Northern Trust Company
SSB	—	State Street Bank and Trust Company

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Global Value Fund II – Currency Unhedged

Portfolio of Investments

December 31, 2018 (Unaudited)

Shares		Value*

	COMMON STOCKS—88.1%

	Canada—0.5%
3,500	E-L Financial Corp., Ltd.	$1,916,467

	China—2.1%
36,900	Baidu Inc., Sponsored ADR(a)	5,852,340
51,615	Sina Corp.(a)	2,768,629

		8,620,969

	France—16.1%
1,019,585	Bollore SA	4,079,366
41,375	Cie Generale des Etablissements Michelin	4,100,702
242,425	CNP Assurances	5,132,389
167,400	Safran SA	20,169,597
382,960	SCOR SE	17,248,478
154,330	Tarkett SA	3,090,905
218,433	Total SA	11,531,169

		65,352,606

	Germany—6.3%
171,538	Axel Springer SE	9,683,059
50,800	Henkel AG & Company, KGaA	4,979,652
50,056	Krones AG	3,862,434
13,543	Muenchener Rueckversicherungs AG	2,950,020
36,984	Siemens AG	4,117,037

		25,592,202

	Hong Kong—1.4%
4,870,000	Emperor Entertainment Hotel Ltd.	920,587
316,349	Great Eagle Holdings Ltd.	1,353,585
734,000	Hang Lung Group Ltd.	1,869,371
20,587	Jardine Strategic Holdings Ltd.	755,749
109,796	Miramar Hotel & Investment	213,720
655,000	Tai Cheung Holdings Ltd.	639,159

		5,752,171

	Italy—0.7%
113,408	Buzzi Unicem SpA	1,947,867
66,455	SOL SpA	826,528

		2,774,395

	Japan—1.8%
110,200	Ebara Corporation	2,481,923
30,800	Konishi Company Ltd.	462,919
83,600	NGK Spark Plug Company Ltd.	1,670,247
67,300	Shizuoka Gas Company Ltd.	522,623
227,400	Zeon Corp.	2,085,079

		7,222,791

	Netherlands—6.0%
58,500	Heineken Holding NV	4,931,954
37,400	Heineken NV	3,300,578
244,300	Royal Dutch Shell plc, Class A	7,164,677
161,712	Unilever NV, CVA	8,766,070

		24,163,279

	Singapore—5.0%
657,813	DBS Group Holdings Ltd.	11,433,302
488,670	United Overseas Bank Ltd.	8,808,967

		20,242,269

Shares		Value*

	South Korea—6.1%
158,873	Chokwang Paint Ltd.	$929,773
132,823	Hankook Tire Worldwide Company Ltd.	1,976,037
17,345	Hyundai Mobis Company Ltd.	2,953,531
56,125	Hyundai Motor Company	5,960,578
37,361	Kangnam Jevisco Company Ltd	837,090
211,700	Kia Motors Corporation	6,393,879
70,860	LG Corporation	4,439,070
13,800	Samchully Company Ltd.	1,125,471

		24,615,429

	Switzerland—13.1%
17,047	Coltene Holding AG	1,457,762
156,100	Nestle SA, Registered	12,636,214
161,339	Novartis AG, Registered	13,754,240
5,015	Phoenix Mecano AG	2,558,881
56,300	Roche Holding AG	13,900,812
665	Tamedia AG	71,168
29,539	Zurich Insurance Group AG	8,782,594

		53,161,671

	Thailand—1.9%
1,220,100	Bangkok Bank Public Company Ltd., NVDR	7,606,889

	United Kingdom—17.0%
290,055	Babcock International Group plc	1,807,533
996,343	BAE Systems plc	5,826,953
427,080	CNH Industrial NV	3,831,505
238,503	Daily Mail & General Trust plc, Class A	1,746,596
352,603	Diageo plc	12,551,585
2,477,190	G4S plc	6,213,640
317,540	GlaxoSmithKline plc	6,030,664
1,090,626	HSBC Holdings plc	8,985,532
73,462	Imperial Brands plc	2,223,938
245,155	Inchcape plc	1,721,936
722,985	Lookers plc	850,809
1,015,243	Standard Chartered plc	7,878,290
1,656,123	Vertu Motors plc	743,503
782,650	WPP plc	8,438,721

		68,851,205

	United States—10.1%
7,345	AutoZone Inc.(a)	6,157,607
100,100	Avnet, Inc.	3,613,610
212,500	Cisco Systems, Inc.	9,207,625
29,399	ConocoPhillips	1,833,028
70,900	Halliburton Company	1,884,522
78,600	Johnson & Johnson	10,143,330
36,100	MasterCard, Inc., Class A	6,810,265
14,700	Phillips 66	1,266,405

		40,916,392

	TOTAL COMMON STOCKS (Cost $315,573,717)	356,788,735

	PREFERRED STOCKS—0.8%

	Chile—0.7%
940,000	Embotelladora Andina SA	3,033,938

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Global Value Fund II – Currency Unhedged

Portfolio of Investments

December 31, 2018 (Unaudited)

Shares		Value*

	Germany—0.1%
648	KSB AG	$201,486

	TOTAL PREFERRED STOCKS (Cost $3,051,153)	3,235,424

	REGISTERED INVESTMENT COMPANY—10.5%
42,418,936	Dreyfus Government Securities Cash Management – Institutional Shares (Cost $42,418,936)	42,418,936

INVESTMENTS IN SECURITIES (Cost $361,043,806)	99.4%	402,443,095
OTHER ASSETS AND LIABILITIES (Net)	0.6	2,298,887

NET ASSETS	100.0%	$404,741,982

*	See Note 1 in Notes to Portfolio of Investments.
(a)	Non-income producing security.

Abbreviations:
ADR	—	American Depositary Receipt
CVA	—	Certificaaten van aandelen (Share Certificates)
NVDR	—	Non Voting Depository Receipt

Sector Diversification

December 31, 2018 (Unaudited)

Sector Diversification	Percentage of Net Assets

COMMON STOCKS:
Capital Goods	12.0%
Banks	11.0
Pharmaceuticals, Biotechnology & Life Sciences	10.8
Insurance	8.9
Energy	5.9
Food	5.3
Automobiles & Components	5.2
Beverage	5.1
Media	4.9
Software & Services	3.8
Technology Hardware & Equipment	2.9
Retailing	2.3
Commercial Services & Supplies	2.0
Materials	1.8
Household & Personal Products	1.2
Transportation	1.0
Real Estate	1.0
Electronic Equipment & Instruments	0.9
Tobacco	0.5
Diversified Financials	0.5
Utilities	0.4
Health Care Equipment & Services	0.4
Consumer Services	0.3

Total Common Stocks	88.1
Preferred Stocks	0.8
Registered Investment Company	10.5
Other Assets and Liabilities (Net)	0.6

Net Assets	100.0%

Portfolio Composition

December 31, 2018 (Unaudited)

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Value Fund

Portfolio of Investments

December 31, 2018 (Unaudited)

Shares		Value*

	COMMON STOCKS—93.2%

	Chile—2.0%
846,500	Antofagasta plc	$8,443,654

	China—2.9%
49,610	Baidu Inc., Sponsored ADR(a)	7,868,146
78,309	Sina Corp.(a)	4,200,495

		12,068,641

	France—7.3%
1,169,955	Bollore SA	4,680,997
360,300	CNP Assurances	7,627,925
146,155	Tarkett SA	2,927,177
292,395	Total SA	15,435,654

		30,671,753

	Germany—4.9%
135,094	Axel Springer SE	7,625,851
84,400	Henkel AG & Company, KGaA	8,273,280
22,070	Muenchener Rueckversicherungs AG	4,807,424

		20,706,555

	Hong Kong—0.5%
906,000	Hang Lung Group Ltd.	2,307,425

	Japan—1.0%
87,000	Honda Motor Company Ltd.	2,295,233
228,400	Zeon Corp.	2,094,248

		4,389,481

	Netherlands—9.8%
230,702	Heineken Holding NV	19,449,773
408,739	Royal Dutch Shell plc, Class A	11,987,241
183,946	Unilever NV, ADR	9,896,295

		41,333,309

	Singapore—2.4%
550,917	United Overseas Bank Ltd.	9,931,057

	South Korea—3.3%
83,000	Chokwang Paint Ltd.	485,741
92,075	Hyundai Motor Company	9,778,533
56,800	LG Corporation	3,558,272

		13,822,546

	Switzerland—11.9%
181,851	Nestle SA, Registered, Sponsored ADR	14,722,657
159,377	Novartis AG, Registered	13,586,978
55,730	Roche Holding AG	13,760,075
27,192	Zurich Insurance Group AG	8,084,779

		50,154,489

	United Kingdom—10.8%
494,540	CNH Industrial NV	4,436,715
105,186	Diageo plc, Sponsored ADR	14,915,375
343,309	GlaxoSmithKline plc	6,520,064
282,425	Inchcape plc	1,983,716
952,235	Standard Chartered plc	7,389,348
91,190	Unilever plc, Sponsored ADR	4,764,678
493,420	WPP plc	5,320,173

		45,330,069

Shares		Value*

	United States—36.4%
46,230	3M Company	$8,808,664
6,150	Alphabet Inc., Class A(a)	6,426,504
6,166	Alphabet Inc., Class C(a)	6,385,571
17,610	AutoZone Inc.(a)	14,763,167
283,089	Bank of New York Mellon Corporation/The	13,324,999
80	Berkshire Hathaway Inc., Class A(a)	24,480,000
207,499	Cisco Systems, Inc.	8,990,932
140,841	Comcast Corporation, Class A	4,795,636
126,121	ConocoPhillips	7,863,644
7,420	Goldman Sachs Group Inc./The	1,239,511
100,063	Johnson & Johnson	12,913,130
72,205	MasterCard, Inc., Class A	13,621,473
488,706	MRC Global, Inc.(a)	5,976,874
36,818	National Western Life Insurance Company, Class A	11,071,173
278,163	Wells Fargo & Company	12,817,751

		153,479,029

	TOTAL COMMON STOCKS (Cost $226,418,112)	392,638,008

	REGISTERED INVESTMENT COMPANY—2.1%
8,724,964	Dreyfus Government Securities Cash Management – Institutional Shares (Cost $8,724,964)	8,724,964

Face Value

	U.S. TREASURY BILL—3.3%
$14,000,000	2.557%(b), due 06/06/2019(c) (Cost $13,848,940)	13,852,621

INVESTMENTS IN SECURITIES (Cost $248,992,016)	98.6%	415,215,593
UNREALIZED APPRECIATION ON FORWARD CONTRACTS (Net)	1.7	6,994,901
OTHER ASSETS AND LIABILITIES (Net)	(0.3)	(1,060,439)

NET ASSETS	100.0%	$421,150,055

*	See Note 1 to Notes to Portfolio of Investments.
(a)	Non-income producing security.
(b)	Rate represents annualized yield at date of purchase.
(c)	This security has been segregated to cover certain open forward contracts. At December 31, 2018, liquid assets totaling $13,852,621 have been segregated to cover such open forward contracts.

Abbreviations:
ADR	—	American Depositary Receipt

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Value Fund

Sector Diversification

December 31, 2018 (Unaudited)

Sector Diversification	Percentage of Net Assets

COMMON STOCKS:
Insurance	13.3%
Pharmaceuticals, Biotechnology & Life Sciences	11.1
Software & Services	9.1
Energy	8.4
Beverage	8.2
Banks	7.2
Food	7.0
Capital Goods	6.0
Media	4.2
Retailing	4.0
Diversified Financials	3.5
Automobiles & Components	2.9
Materials	2.6
Technology Hardware & Equipment	2.1
Household & Personal Products	2.0
Transportation	1.1
Real Estate	0.5

Total Common Stocks	93.2
Registered Investment Company	2.1
U.S. Treasury Bill	3.3
Unrealized Appreciation on Forward Contracts	1.7
Other Assets and Liabilities (Net)	(0.3)

Net Assets	100.0%

Portfolio Composition

December 31, 2018 (Unaudited)

Schedule of Forward Exchange Contracts

December 31, 2018 (Unaudited)

Contracts		Counter- party	Settlement Date	Contract Value on Origination Date	Value 12/31/18*	Unrealized Appreciation (Depreciation)
FORWARD EXCHANGE CONTRACTS TO SELL(a)
35,000,000	Chinese Yuan	BNY	3/11/19	$(5,401,485)	$(5,093,286)	$308,199
23,000,000	Chinese Yuan	JPM	4/1/19	(3,569,212)	(3,346,887)	222,325
16,500,000	Chinese Yuan	SSB	10/15/19	(2,369,158)	(2,400,583)	(31,425)
13,000,000	Chinese Yuan	SSB	12/23/19	(1,882,694)	(1,891,265)	(8,571)
25,000,000	European Union Euro	NTC	3/20/19	(31,959,750)	(28,772,427)	3,187,323
14,000,000	European Union Euro	BNY	5/3/19	(17,495,800)	(16,173,982)	1,321,818
4,500,000	European Union Euro	JPM	7/15/19	(5,447,178)	(5,231,633)	215,545
2,500,000	European Union Euro	NTC	10/15/19	(2,979,025)	(2,929,606)	49,419
4,000,000	European Union Euro	NTC	12/23/19	(4,690,260)	(4,715,531)	(25,271)
4,500,000	Great Britain Pound Sterling	JPM	2/19/19	(6,316,367)	(5,745,507)	570,860
6,000,000	Great Britain Pound Sterling	JPM	2/25/19	(8,564,142)	(7,662,898)	901,244
4,500,000	Great Britain Pound Sterling	NTC	7/15/19	(6,067,800)	(5,785,053)	282,747
3,000,000	Great Britain Pound Sterling	BNY	8/27/19	(3,924,900)	(3,864,155)	60,745
2,200,000	Great Britain Pound Sterling	SSB	12/23/19	(2,826,910)	(2,848,822)	(21,912)
122,000,000	Japanese Yen	JPM	2/14/19	(1,143,062)	(1,115,939)	27,123
160,000,000	Japanese Yen	SSB	6/26/20	(1,508,011)	(1,526,098)	(18,087)
4,300,000	Singapore Dollar	SSB	8/27/19	(3,174,767)	(3,175,113)	(346)
9,000,000	Singapore Dollar	SSB	1/3/20	(6,623,491)	(6,670,296)	(46,805)
5,000,000,000	South Korean Won	JPM	2/19/19	(4,649,433)	(4,488,654)	160,779
6,600,000,000	South Korean Won	SSB	12/23/19	(5,975,555)	(6,011,238)	(35,683)
1,500,000	Swiss Franc	BNY	8/27/19	(1,571,668)	(1,557,573)	14,095
6,000,000	Swiss Franc	NTC	10/15/19	(6,289,968)	(6,260,570)	29,398
3,800,000	Swiss Franc	BNY	11/18/19	(3,923,188)	(3,978,444)	(55,256)

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Value Fund

Schedule of Forward Exchange Contracts

December 31, 2018 (Unaudited)

Contracts		Counter- party	Settlement Date	Contract Value on Origination Date	Value 12/31/18*	Unrealized Appreciation (Depreciation)
FORWARD EXCHANGE CONTRACTS TO SELL(a) (continued)
8,000,000	Swiss Franc	JPM	11/29/19	(8,349,423)	(8,384,850)	(35,427)
11,500,000	Swiss Franc	BNY	12/23/19	(12,004,175)	(12,082,111)	(77,936)

TOTAL				$(158,707,422)	$(151,712,521)	$6,994,901

* See Note 1 in Notes to Portfolio of Investments.

(a) Primary risk exposure being hedged against is currency risk.

Counterparty Abbreviations:

BNY	—	The Bank of New York Mellon
JPM	—	JPMorgan Chase Bank NA
NTC	—	Northern Trust Company
SSB	—	State Street Bank and Trust Company

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Worldwide High Dividend Yield Value Fund

Portfolio of Investments

December 31, 2018 (Unaudited)

Shares		Value*

	COMMON STOCKS—94.2%

	France—20.8%
62,157	Cie Generale des Etablissements Michelin	$6,160,420
169,500	CNP Assurances	3,588,491
75,070	Safran SA	9,044,992
175,605	SCOR SE	7,909,231
82,235	Tarkett SA	1,646,994
127,903	Total SA	6,752,053

		35,102,181

	Germany—9.3%
88,544	Axel Springer SE	4,998,174
27,960	BASF SE	1,930,524
11,335	Muenchener Rueckversicherungs AG	2,469,060
56,600	Siemens AG	6,300,679

		15,698,437

	Hong Kong—0.6%
407,000	Hang Lung Group Ltd.	1,036,559

	Netherlands—4.0%
229,269	Royal Dutch Shell plc, Class A	6,723,858

	Singapore—6.1%
263,700	DBS Group Holdings Ltd.	4,583,311
318,400	United Overseas Bank Ltd.	5,739,610

		10,322,921

	Switzerland—16.4%
100,580	Nestle SA, Registered	8,141,899
74,320	Novartis AG, Registered	6,335,821
25,770	Roche Holding AG	6,362,769
23,142	Zurich Insurance Group AG	6,880,625

		27,721,114

	Thailand—1.4%
386,200	Bangkok Bank Public Company Ltd., NVDR	2,407,819

Shares		Value*

	United Kingdom—18.6%
275,675	Babcock International Group plc	$1,717,922
411,100	BAE Systems plc	2,404,253
212,210	Diageo plc	7,554,025
1,534,205	G4S plc	3,848,311
303,937	GlaxoSmithKline plc	5,772,318
460,549	HSBC Holdings plc	3,794,406
228,905	Inchcape plc	1,607,798
431,645	WPP plc	4,654,100

		31,353,133

	United States—17.0%
34,325	Carnival Corp.	1,692,222
114,291	Cisco Systems, Inc.	4,952,229
51,990	Johnson & Johnson	6,709,309
141,090	Verizon Communications, Inc.	7,932,080
160,116	Wells Fargo & Company	7,378,145

		28,663,985

	TOTAL COMMON STOCKS (Cost $121,080,567)	159,030,007

	REGISTERED INVESTMENT COMPANY—7.4%
12,579,561	Dreyfus Government Securities Cash Management – Institutional Shares (Cost $12,579,561)	12,579,561

INVESTMENTS IN SECURITIES (Cost $133,660,128)	101.6%	171,609,568

OTHER ASSETS AND LIABILITIES (Net)	(1.6)	(2,694,748)

NET ASSETS	100.0%	$168,914,820

*	See Note 1 in Notes to Portfolio of Investments.

Abbreviations:
NVDR	—	Non Voting Depository Receipt

Sector Diversification

December 31, 2018 (Unaudited)

Sector Diversification	Percentage of Net Assets

COMMON STOCKS:

Pharmaceuticals, Biotechnology & Life Sciences	14.9%
Banks	14.2
Insurance	12.3
Capital Goods	11.6
Energy	8.0
Media	5.7
Food	4.8
Telecommunication Services	4.7
Beverage	4.5
Automobiles & Components	3.6
Commercial Services & Supplies	3.3
Technology Hardware & Equipment	2.9
Materials	1.1
Consumer Services	1.0
Retailing	1.0
Real Estate	0.6

Total Common Stocks	94.2
Registered Investment Company	7.4
Other Assets and Liabilities (Net)	(1.6)

Net Assets	100.0%

Portfolio Composition

December 31, 2018 (Unaudited)

SEE NOTES TO PORTFOLIO OF INVESTMENTS

TWEEDY, BROWNE FUND INC.

Notes to Portfolio of Investments (Unaudited)

1. Valuation and Investment Practices

Portfolio Valuation. Tweedy, Browne Fund Inc. (the “Company”) consists of four series: Tweedy, Browne Global Value Fund; Tweedy, Browne Global Value Fund II – Currency Unhedged; Tweedy, Browne Value Fund and Tweedy, Browne Worldwide High Dividend Yield Value Fund (collectively the “Funds”). Portfolio securities and other assets listed on a U.S. national securities exchange, comparable foreign securities exchange or through any system providing for contemporaneous publication of actual prices (and not subject to restrictions against sale by the Fund on such exchange or system) are valued at the last quoted sale price at or prior to the close of regular trading on the New York Stock Exchange or, if applicable, the NASDAQ Official Closing Price (“NOCP”). Portfolio securities and other assets that are readily marketable but for which there are no reported sales on the valuation date, whether because they are not traded in a system providing for same day publication of sales or because there were no sales reported on such date, are generally valued at the mean between the last asked price and the last bid price prior to the close of regular trading. Forward exchange contracts are valued at the forward rate. Securities and other assets for which current market quotations are not readily available, and those securities which are generally not readily marketable due to significant legal or contractual restrictions, are valued at fair value as determined in good faith by Tweedy, Browne Company LLC (the “Investment Adviser”) under the direction of the Company’s Board of Directors. Securities and other assets for which the most recent market quotations may not be reliable (including because the last sale price does not reflect current market value at the time of valuing the Fund’s assets due to developments since such last price) may be valued at fair value if the Investment Adviser concludes that fair valuation will likely result in a more accurate net asset valuation. The Funds’ use of fair value pricing may cause the net asset value of a Fund’s shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments, and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. Debt securities purchased with a remaining maturity of more than 60 days are valued through pricing obtained by pricing services approved by the Company’s Board of Directors. Debt securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value, or by reference to other factors (i.e., pricing services or dealer quotations) by the Investment Adviser.

Fair Value Measurements. The inputs and valuation techniques used to determine fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of the levels are recognized utilizing values at the end of the period. The following is a summary of the inputs used to value each Fund’s assets carried at fair value as of December 31, 2018. See each Fund’s respective Portfolio of Investments for details on portfolio holdings.

Global Value Fund	Total Value at December 31, 2018	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities:
Common Stocks
Canada	$ 110,254,557	$ 61,142,638	$ 49,111,919	$ —
Switzerland	1,217,494,030	1,217,080,153	413,877	—
All Other Countries	6,084,158,395	6,084,158,395	—	—
Preferred Stocks	44,510,918	44,510,918	—	—
Registered Investment Company	239,475,425	239,475,425	—	—
U.S. Treasury Bill	299,718,667	—	299,718,667	—

Total Investments in Securities	7,995,611,992	7,646,367,529	349,244,463	—
Other Financial Instruments:
Asset
Unrealized appreciation of forward exchange contracts	205,166,683	—	205,166,683	—
Liability
Unrealized depreciation of forward exchange contracts	(10,498,354)	—	(10,498,354)	—

Total	$8,190,280,321	$7,646,367,529	$543,912,792	$ —

TWEEDY, BROWNE FUND INC.

Notes to Portfolio of Investments (Unaudited)

Global Value Fund II – Currency Unhedged	Total Value at December 31, 2018	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities:
Common Stocks
Canada	$1,916,467	$—	$1,916,467	$—
All Other Countries	354,872,268	354,872,268	—	—
Preferred Stocks	3,235,424	3,235,424	—	—
Registered Investment Company	42,418,936	42,418,936	—	—

Total	$402,443,095	$400,526,628	$1,916,467	$—

Value Fund	Total Value at December 31, 2018	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities:
Common Stocks	$392,638,008	$392,638,008	$—	$—
Registered Investment Company	8,724,964	8,724,964	—	—
U.S. Treasury Bill	13,852,621	—	13,852,621	—

Total Investments in Securities	415,215,593	401,362,972	13,852,621	—
Other Financial Instruments:
Asset
Unrealized appreciation of forward exchange contracts	7,351,620	—	7,351,620	—
Liability
Unrealized depreciation of forward exchange contracts	(356,719)	—	(356,719)	—

Total	$422,210,494	$401,362,972	$20,847,522	$—

Worldwide High Dividend Yield Value Fund	Total Value at December 31, 2018	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities	$171,609,568	$171,609,568	$—	$—

Foreign Currency. The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions. Unrealized gains and losses from investments in securities that result from changes in foreign currency exchange rates, have been included in net unrealized appreciation/depreciation of securities. All other unrealized gains and losses that result from changes in foreign currency exchange rates have been included in net unrealized appreciation/depreciation of foreign currencies and net other assets. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investments, securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of a Fund and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in the exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains and losses on investment securities sold.

Forward Exchange Contracts. Global Value Fund and Value Fund enter into forward exchange contracts for hedging purposes in order to reduce their exposure to fluctuations in foreign currency exchange on their portfolio holdings. Forward exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by each Fund as an unrealized gain or loss. When the contract is closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time that it was opened and the value of the contract at the time that it was closed. A Fund may be required to post collateral with respect to certain “non-deliverable” forward exchange contracts in an unrealized loss position, and may receive collateral from the counterparty for certain non-deliverable forward exchange contracts in an unrealized gain position. Daily movement of collateral is subject to daily threshold amounts. Collateral posted by a Fund is held in a segregated account at the Fund’s custodian bank. Collateral received by a Fund is held in escrow in the Fund’s custodian bank.

TWEEDY, BROWNE FUND INC.

Notes to Portfolio of Investments (Unaudited)

The use of forward exchange contracts does not eliminate fluctuations in the underlying prices of the Global Value Fund’s and Value Fund’s investment securities, but it does establish a rate of exchange that can be achieved in the future. Although forward exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the hedged currency increase. In addition, the Global Value and Value Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

Securities Transactions. Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

The Investment Company Act of 1940, as amended, defines “affiliated companies” to include securities in which a fund owns 5% or more of the outstanding voting shares of an issuer. The following chart lists the issuers owned by Global Value Fund that may be deemed “affiliated companies”, as well as transactions that occurred in the securities of such issuers during the nine months ended December 31, 2018:

Shares Held at 3/31/18	Name of Issuer†	Value at 3/31/18	Purchase Cost	Sales Proceeds	Value at 12/31/18	Shares Held at 12/31/18	Change in Net Unrealized Depreciation 4/1/18 to 12/31/18
218,165	Coltene Holding AG*	$20,777,619	$ —	$ —	$18,656,228	218,165	$(2,121,391)
68,640	Phoenix Mecano AG	47,451,629	—	60,417	34,787,517	68,178	(12,603,695)
4,795,392	SOL SpA	64,873,525	—	64,726	59,240,467	4,763,086	(5,568,332)
		$133,102,773	$ —	$125,143	$112,684,212		$(20,293,418)

*  As of December 31, 2018, Global Value Fund owns less than 5% of the outstanding voting shares.

†  Issuer countries: Switzerland, Switzerland and Italy, respectively.

None of the other Funds owned 5% or more of the outstanding voting shares of any issuer.

2. Tax Information

As of December 31, 2018, the aggregate cost of securities in each Fund’s portfolio for federal tax purposes was as follows:

Global Value Fund	$5,967,236,970
Global Value Fund II – Currency Unhedged	$361,043,806
Value Fund	$248,992,016
Worldwide High Dividend Yield Value Fund	$133,660,128

The aggregate gross unrealized appreciation/depreciation and net unrealized appreciation as computed on a federal income tax basis at December 31, 2018 for each Fund is as follows:

	Gross Appreciation	Gross Depreciation	Net Appreciation
Global Value Fund	$2,634,351,622	$(605,976,600)	$2,028,375,022
Global Value Fund II – Currency Unhedged	74,922,642	(33,523,353)	41,399,289
Value Fund	183,779,637	(17,556,060)	166,223,577
Worldwide High Dividend Yield Value Fund	45,478,508	(7,529,068)	37,949,440

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tweedy, Browne Fund Inc.

By (Signature and Title)*	/s/ Thomas H. Shrager
Thomas H. Shrager, President (principal executive officer)

Date	February 15, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Thomas H. Shrager
Thomas H. Shrager, President (principal executive officer)

Date	February 15, 2019

By (Signature and Title)*	/s/ Roger R. de Bree
Roger R. de Bree, Treasurer (principal financial officer)

Date	February 15, 2019

* Print the name and title of each signing officer under his or her signature.